Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2017	$ 460,653	$ 66,447	$ 496,960	$ (108,184)	$ 5,430	$ 23,230	$ 483,883
Balance (in shares) at Dec. 31, 2017		664,470
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(32,691)			(32,691)		2,566	(30,125)
Issuances in relation to share option exercises	720	$ 86	634				$ 720
Issuances in relation to exercise of share options (in shares)		856					856
Share-based compensation - share options	2,784		2,784			7	$ 2,791
Share-based compensation - Long-term incentive plan ("LTIP")	2,575		2,575			7	2,582
Share-based compensation	5,359		5,359			14	5,373
LTIP-treasury shares acquired and held by Trustee	(5,451)		(5,451)				(5,451)
Transfer between reserves			15	(15)
Foreign currency translation adjustments	3,141				3,141	304	3,445
Balance at Jun. 30, 2018	431,731	$ 66,533	497,517	(140,890)	8,571	26,114	457,845
Balance (in shares) at Jun. 30, 2018		665,326
Balance at Dec. 31, 2017	460,653	$ 66,447	496,960	(108,184)	5,430	23,230	483,883
Balance (in shares) at Dec. 31, 2017		664,470
Balance at Dec. 31, 2018	388,996	$ 66,658	505,585	(183,004)	(243)	23,259	412,255
Balance (in shares) at Dec. 31, 2018		666,577
Increase (Decrease) in Stockholders' Equity
Impact of change in accounting policy (Note 2)	(655)			(655)		(16)	(671)
Adjusted balance	388,341	$ 66,658	505,585	(183,659)	(243)	23,243	411,584
Net (loss)/income	(45,369)			(45,369)		1,914	$ (43,455)
Issuances in relation to exercise of share options (in shares)
Share-based compensation - share options	4,118		4,118			9	$ 4,127
Share-based compensation - Long-term incentive plan ("LTIP")	1,303		1,303			3	1,306
Share-based compensation	5,421		5,421			12	5,433
LTIP-treasury shares acquired and held by Trustee	(346)		(346)				(346)
Transfer between reserves			39	(39)
Foreign currency translation adjustments	(157)				(157)	(22)	(179)
Balance at Jun. 30, 2019	$ 347,890	$ 66,658	$ 510,699	$ (229,067)	$ (400)	$ 25,147	$ 373,037
Balance (in shares) at Jun. 30, 2019		666,577